Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Effect on reported exchange gains or losses of 10% change in exchange rates on foreign denominated debt	$ 84.0
Capitalized direct-response advertising costs	3.0	4.4
Recognized income tax positions	50.00%
Amount of share-based compensation expense included in selling, general and administrative expenses	$ 0.6	$ 0.9	$ 2.3
Minimum
Accounting Policies [Line Items]
Direct-response advertising costs amortization period	12 months
Minimum | Buildings and improvements
Accounting Policies [Line Items]
Useful life of assets	10 years
Minimum | Equipment and computer software [Member]
Accounting Policies [Line Items]
Useful life of assets	3 years
Maximum
Accounting Policies [Line Items]
Direct-response advertising costs amortization period	48 months
Maximum | Buildings and improvements
Accounting Policies [Line Items]
Useful life of assets	40 years
Maximum | Equipment and computer software [Member]
Accounting Policies [Line Items]
Useful life of assets	15 years